Intangible Assets - Summary of Geographically Cash-Generating Units to Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 392	€ 384
Americas [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	183	182
Southern And Eastern Europe [Member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	29	30
Asia [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	34	33
United Kingdom [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	57	54
The Netherlands [member]
Disclosure of detailed information about intangible assets [Line Items]
Goodwill	€ 89	€ 85